Taxes (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended																	12 Months Ended
	Jan. 31, 2015	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Income tax expense (benefit)		$ 33,239	$ 13,656	[1]	$ (120,737)	[1]	$ 3,529		$ 2,660	[1]	$ (2,179)	[2]	$ (63,544)		$ (50,414)		$ 1,329		$ (100,892)	$ (114,808)	$ (14,745)
Effective income tax rate reconciliation, percent		40.00%							6.00%										(55.10%)	43.00%	2.30%
Reserve for uncertain tax positions		$ 2,529	2,520						$ 2,520		34,520								$ 2,520	$ 34,520
Unrecognized tax benefits, interest on income taxes expense		712							$ 702
Deferred tax liabilities, gross			352,553								314,680								352,553	314,680
Proceeds from income tax refunds		$ 54,884	54,884																53,799
Reserve non current for uncertain tax positions			2,283								34,520								2,283	34,520
Operating loss carryforwards, valuation allowance			35,789								13,538								35,789	13,538
Increase (decrease) in valuation allowance																			22,251	61	$ 5,213
Income taxes paid																				266,867	60,687
Income taxes paid, due to settlement with IRS											270,465									270,465	58,747
Unrecognized tax benefits that would impact effective tax rate			35,989								211,075								35,989	211,075
Unrecognized tax benefits, interest on income taxes accrued			168								15,259								168	15,259
Income tax examination, interest accrued			702								534								702	534
Unrecognized tax benefits, increase resulting from prior period tax positions																			358	2,876
Unrecognized tax benefits, decrease resulting from settlements with taxing authorities																				354,886
Unremitted earnings of foreign subsidiaries			48,856																48,856
Unrecognized Tax Benefits			36,535								215,328								36,535	215,328	$ 391,830
Deferred tax assets, operating loss carryforwards			153,941								26,419								153,941	26,419
Deferred Tax Assets, Valuation Allowance			35,789								$ 13,538								35,789	$ 13,538
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Income tax expense (benefit)																			150,073
Income tax examination, description		During the quarter ended March 31, 2016, the Company was notified by the Internal Revenue Service that it will commence a tax examination for the years 2012 through 2014, as a result of the refund claim of $54,884, which was received in the fourth quarter of 2015, from the carryback of the 2014 net operating loss to 2012 and 2013.
Income tax examination amount	$ 477,835
Effective income tax rate reconciliation, deduction, amount					$ 424,523
OSG International, Inc (OIN) [Member]
Income Tax Contingency [Line Items]
Unremitted earnings of foreign subsidiaries			$ 138,881																$ 138,881
OSG International, Inc (OIN) [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, gross		$ 70,601
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Income tax examination, year under examination		2012
Maximum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Income tax examination, year under examination		2014

[1]	As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company's investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.
[2]	As discussed in Note 13, "Taxes," there was an income tax benefit for the year ended December 31, 2014 due to a) a change in the mix of U.S. and foreign income and losses, primarily occurring in the second quarter and b) the Company released its deferred tax liability for undistributed earnings of its foreign subsidiaries attributable to the excess of the $1,500,000 facility limit over the cumulative potential deemed dividends arising from drawdowns by OSG under such facility and recorded an income tax benefit of $55,602 in the third quarter.